Prepayments and Other Assets	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Prepayments and other assets

2.4 Prepayments and other assets

Prepayments and other assets consist of the following:

		(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Current
Security deposits(1)	8	8
Loans to employees(1)	25	29
Prepaid expenses (2)	450	360
Interest accrued and not due(1)	47	99
Withholding taxes and others (2)(4)	411	332
Advance payments to vendors for supply of goods (2)	50	48
Deposit with corporation(1)(3)	334	345
Deferred contract cost
Cost of obtaining a contract (2)	30	40
Cost of fulfillment(2)	70	59
Net investment in lease(1)	170	133
Other non-financial assets (2)	15	11
Other financial assets(1)	46	55
Total Current prepayment and other assets	1,656	1,519
Non-current
Loans to employees(1)	1	2
Security deposits(1)	30	32
Deposit with corporation(1)(3)	8	10
Defined benefit plan assets (2)	21	35
Prepaid expenses (2)	82	33
Deferred contract cost
Cost of obtaining a contract (2)	52	36
Cost of fulfillment(2)	102	103
Withholding taxes and others (2)(4)	66	63
Net investment in lease(1)	101	129
Other financial assets(1)	4	2
Total Non-current prepayment and other assets	467	445
Total prepayment and other assets	2,123	1,964
(1) Financial assets carried at amortized cost	774	844

(2)
Non-financial assets
(3)
Deposit with corporation represents amounts deposited to settle certain employee-related obligations as and when they arise during the normal course of business.
(4)
Withholding taxes and others primarily consist of input tax credits and VAT recoverable from tax authorities.